Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Additional paid in capital	Accumulated deficit	Total Foresight Autonomous Holdings Ltd. Shareholders' equity	Non- controlling interest	Total
Balance at Dec. 31, 2017		$ 44,114	$ (19,297)	$ 24,817		$ 24,817
Balance (in Shares) at Dec. 31, 2017	109,502,289
Issuance of ordinary shares and warrants		11,208		11,208		11,208
Issuance of ordinary shares and warrants (in Shares)	21,963,411
Exercise of warrants		125		125		125
Exercise of warrants (in Shares)	156,500
Exercise of options		34		34		34
Exercise of options (in Shares)	288,204
Share-based payment		2,040		2,040		2,040
Share-based payment (in Shares)	25,000
Loss for the year			(14,657)	(14,657)		(14,657)
Balance at Dec. 31, 2018		57,521	(33,954)	23,567		23,567
Balance (in Shares) at Dec. 31, 2018	131,935,404
Issuance of ordinary shares and warrants		6,521		6,521		6,521
Issuance of ordinary shares and warrants (in Shares)	21,733,333
Derivative warrant liabilities classified in equity		1		1		1
Exercise of options (in Shares)	850,523
Share-based payment		1,638		1,638		1,638
Share-based payment (in Shares)	130,342
Loss for the year			(15,439)	(15,439)		(15,439)
Balance at Dec. 31, 2019		65,681	(49,393)	16,288		16,288
Balance (in Shares) at Dec. 31, 2019	154,649,602
Issuance of ordinary shares		44,707		44,707		44,707
Issuance of ordinary shares (in Shares)	156,847,640
Exercise of options		263		263		263
Exercise of options (in Shares)	688,063
Share-based payment		1,088		1,088	74	1,162
Share-based payment (in Shares)	575,000
Loss for the year			(15,375)	(15,375)		(15,375)
Balance at Dec. 31, 2020		$ 111,739	$ (64,768)	$ 46,971	$ 74	$ 47,045
Balance (in Shares) at Dec. 31, 2020	312,760,305